Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

October 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Life Insurance Company

File No. 333-207093

MetLife Shield Level SelectorSM 3-Year Annuity

Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Statement of Additional Information dated October 1, 2026, being used for the MetLife Shield Level SelectorSM 3-Year index-linked annuity contracts offered by the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement filed electronically with the Commission on September 16, 2026.

If you have any questions, please contact me at (917) 287-6472.

Sincerely,

/s/ Heather Harker
Heather Harker, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company